Related Party Transactions - Additional Information (Detail) - EUR (€)									12 Months Ended
	Dec. 19, 2017	Jun. 23, 2017	May 19, 2017	Jun. 06, 2016	May 19, 2016	Nov. 13, 2015	May 21, 2015	Jan. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Total remuneration									€ 932,375	€ 935,875	€ 1,052,000
Employee expenses									€ 2,234,000,000	€ 2,287,000,000	€ 2,280,000,000
Proportion of variable compensation payable in next fiscal year									40.00%	40.00%	40.00%
Proportion of variable compensation equally payable in second third and fourth year									60.00%	60.00%	60.00%
Defined benefit pension contributions									€ 318,000,000	€ 338,000,000	€ 335,000,000
Defined benefit obligation service cost									158,000,000	140,000,000	144,000,000
VAT liable amount									(195,799)	(196,534)	(220,920)
Total expenses for the members of the Executive Board									5,300,000	8,000,000	7,100,000
Additional employer wage tax, estimated									€ 0	1,394,000
Shares held in the entity that do not exceed the total of outstanding share capital, percentage									1.00%
Members of Management Board [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration									€ 19,800,000	18,600,000	15,200,000
Other benefits for members of Management Board									900,000	1,900,000	1,600,000
Pension premiums for members of Management Board									3,700,000	3,400,000	2,500,000
Employee expenses									18,300,000	18,700,000	16,800,000
Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration									€ 1,646,000	1,791,000	1,707,000
Variable compensation [member]
Disclosure of transactions between related parties [Line Items]
Variable compensation, description									Variable compensation is split 50/50 in a cash payment and an allocation of shares.
Variable compensation [member] | Members of Management Board [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration									€ 7,800,000	6,400,000	4,900,000
Employee expenses									6,300,000	6,000,000	5,000,000
Fixed Compensation [member] | Members of Management Board [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration									7,400,000	7,000,000	6,300,000
Fixed Compensation [member] | Executive Board Management [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration									6,000,000	7,300,000	6,000,000
Pensions [member] | Members of Management Board [member]
Disclosure of transactions between related parties [Line Items]
Employee expenses									3,700,000	3,200,000	3,400,000
Vereniging Aegon [member] | Common shares [member]
Disclosure of transactions between related parties [Line Items]
Number of shares repurchased					13,450,835
Number of shares repurchased, value					€ 58,000,000
Number of trading days					5 days
Amount authorized under share repurchase program					€ 400,000,000
Percentage of shares repurchased					14.50%
Vereniging Aegon [member] | Common shares B [member]
Disclosure of transactions between related parties [Line Items]
Number of shares repurchased	13,042,592	13,042,612	1,979,260	17,324,960
Number of shares repurchased, value	€ 1,725,169.73			€ 1,968,332
Proportion of value weight average price of common shares of 5 trading days	0.025%	0.025%	0.025%	0.025%
Number of trading days	5 days			5 days
Proportion of voting rights held by related party	32.60%			32.60%
Number of shares purchased on exercising options rights						760	3,686,000	9,680
Proportion of market value of common shares in capital						0.025%	0.025%	0.025%
Number of shares purchased on exercising options rights						760	3,686,000	9,680
Alex Wynaendts [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration									4,683,000	4,538,000	3,446,000
Defined benefit pension contributions									1,733,000	1,666,000	1,962,000
Expense on IFRS accounting treatment in income statement									€ 4,258,000	€ 4,086,000	4,167,000
Shares held in the entity									448,601	401,948
Alex Wynaendts [member] | Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration									€ 1,147,000	€ 1,044,000	923,000
Employee expenses									1,092,000	956,000	900,000
Alex Wynaendts [member] | Variable compensation [member]
Disclosure of transactions between related parties [Line Items]
Cash compensation									€ 229,000	€ 209,000	€ 185,000
Compensation, number of shares									43,732	40,722	30,219
Cash compensation									€ 344,000	€ 313,000	€ 277,000
Compensation, number of shares									65,598	61,083	45,330
Darryl Button [member]
Disclosure of transactions between related parties [Line Items]
Employee expenses										€ 1,237,000,000	€ 995,000,000
Darryl Button [member] | Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration									€ 0	747,000	784,000
Darryl Button [member] | Variable compensation [member]
Disclosure of transactions between related parties [Line Items]
Cash compensation										€ 149,000	€ 157,000
Compensation, number of shares										29,614	23,621
Cash compensation										€ 224,000	€ 235,000
Compensation, number of shares										44,424	35,433
Matt Rider [member]
Disclosure of transactions between related parties [Line Items]
Defined benefit obligation service cost									175,000	€ 0	€ 0
VAT liable amount									1,342,000
Expense on IFRS accounting treatment in income statement									€ 1,088,000	0	0
Shares held in the entity									0
Matt Rider [member] | Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration									€ 499,000	€ 0	€ 0
Employee expenses									293,000,000
Matt Rider [member] | Variable compensation [member]
Disclosure of transactions between related parties [Line Items]
Cash compensation									€ 100,000
Compensation, number of shares									19,017
Cash compensation									€ 150,000
Compensation, number of shares									28,522